Accumulated other comprehensive income (loss) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2012		Apr. 02, 2012	Dec. 31, 2011	Aug. 01, 2008
Accumulated other comprehensive income (loss), end of period		$ (3,898)	$ (6,433)	[1]		$ (6,328)
Other comprehensive income (loss), before reclassifications		2,025
Amounts reclassified from accumulated other comprehensive (income) loss		510
Other comprehensive income (loss)		2,535
Noncontrolling Interest, Ownership Percentage by Parent					100.00%		67.00%
Noncontrolling interest share redemption reclassified to Accumulated other comprehensive income (loss)	107
Foreign currency translation reclassified to Accumulated other comprehensive income (loss)	167
Pension and other postretirement benefits reclassified to Accumulated other comprehensive income (loss)	(61)
Available for sale securities reclassified to Accumulated other comprehensive income (loss)	1
Foreign currency translation
Accumulated other comprehensive income (loss), end of period		176	456	[1]		206
Other comprehensive income (loss), before reclassifications		(280)
Amounts reclassified from accumulated other comprehensive (income) loss		0
Other comprehensive income (loss)		(280)
Pension and other postretirement benefits
Accumulated other comprehensive income (loss), end of period		(4,152)	(6,914)	[1]		(6,568)
Other comprehensive income (loss), before reclassifications		2,280
Amounts reclassified from accumulated other comprehensive (income) loss		482
Other comprehensive income (loss)		2,762
Derivative financial instruments
Accumulated other comprehensive income (loss), end of period		(5)	(42)	[1]		(10)
Other comprehensive income (loss), before reclassifications		(4)
Amounts reclassified from accumulated other comprehensive (income) loss		41
Other comprehensive income (loss)		37
Available-for-sale securities
Accumulated other comprehensive income (loss), end of period		83	67	[1]		44
Other comprehensive income (loss), before reclassifications		29
Amounts reclassified from accumulated other comprehensive (income) loss		(13)
Other comprehensive income (loss)		$ 16

[1]	In conjunction with the Cat Japan share redemption, to reflect the increase in our ownership interest in Cat Japan from 67 percent to 100 percent, $107 million was reclassified to Accumulated other comprehensive income (loss) from other components of stockholders' equity and was not included in Comprehensive income during the second quarter of 2012. The amount was comprised of foreign currency translation of $167 million, pension and other postretirement benefits of $(61) million and available-for-sale securities of $1 million